Supplement to the
Fidelity® Total International Equity Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Ryan Oldham is Co-Portfolio Manager of Fidelity® Total International Equity Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.
ATIE-PSTK-0225-126 1.885796.126	February 3, 2025
Supplement to the
Fidelity® International Growth Fund and Fidelity® Total International Equity Fund
December 30, 2024
Prospectus

The following information supplements information for Fidelity® Total International Equity Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2025.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Ryan Oldham is Co-Portfolio Manager of Fidelity® Total International Equity Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.
IGF-TIE-PSTK-0225-115 1.900378.115	February 3, 2025